Note 15 - Employee Benefit Plan	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Retirement Benefits [Text Block]
(15)	Employee Benefit Plan

Wilson Bank has in effect a 401(k) plan (the “401(k) Plan”) which covers eligible employees. To be eligible an employee must have obtained the age of 18. The provisions of the 401(k) Plan provide for both employee and employer contributions. For the years ended December 31, 2021, 2020 and 2019, Wilson Bank contributed $3,120,000, $2,926,000 and $2,540,000, respectively, to the 401(k) Plan.